SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2013		Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012
Interest income	$ 1,260	$ 21,885		$ 12,295	$ 61,075	[1]	$ 18,811	$ 33,759
Interest expense		3,443		298	6,993	[1]	298	704
Net interest income	1,260	18,442		11,997	54,082	[1]	18,513	33,055
Change in fair value of investments in excess mortgage servicing rights	367							9,023
Impairment					3,756	[1]
Other income (loss)								8,400
Other income	367	56,195		1,774	157,204	[1]	6,513	17,423
Other operating expenses	913	11,492		2,003	22,088	[1]	4,096	9,231
Net income (loss)	714	63,145		11,768	185,442	[1]	20,930	41,247
Investments		2,752,358			2,752,358
Cash and cash equivalents		172,203	[2]		172,203	[2]
Other assets		7,283	[2]		7,283	[2]		84
Total assets	43,971	2,931,844	[2]		2,931,844	[2]		534,876
Debt		1,467,934	[2]		1,467,934	[2]		150,922
Other liabilities		202,874			202,874
Total liabilities	4,163	1,670,808	[2]		1,670,808	[2]		156,520
GAAP book value		1,261,036			1,261,036
Investments in equity method investees at fair value		550,530			550,530
Excess MSRs
Interest income	1,260	9,761		9,903	30,541		16,419	27,496
Interest expense
Net interest income	1,260	9,761		9,903	30,541		16,419	27,496
Change in fair value of investments in excess mortgage servicing rights	367							9,023
Impairment
Other income (loss)								8,400
Other income		20,853		1,774	85,640		6,513
Other operating expenses	809	82		994	178		2,141	5,449
Net income (loss)	818	30,532		10,683	116,003		20,791	39,470
Investments		665,600			665,600
Cash and cash equivalents
Other assets
Total assets	43,971	665,600			665,600			245,068
Debt
Other liabilities		82			82
Total liabilities		82			82
GAAP book value		665,518			665,518
Investments in equity method investees at fair value		358,032			358,032
Real Estate Securities and Loans
Interest income		12,120		2,392	30,492		2,392	6,263
Interest expense		3,443		298	6,993		298	704
Net interest income		8,677		2,094	23,499		2,094	5,559
Change in fair value of investments in excess mortgage servicing rights
Impairment					3,756
Other income (loss)
Other income		11,213			11,271
Other operating expenses		104			256
Net income (loss)		19,786		2,094	30,758		2,094	5,559
Investments		1,894,260			1,894,260
Cash and cash equivalents
Other assets		6,563			6,563
Total assets		1,900,823			1,900,823			289,808
Debt		1,467,934			1,467,934
Other liabilities		149,352			149,352
Total liabilities		1,617,286			1,617,286
GAAP book value		283,537			283,537
Investments in equity method investees at fair value
Consumer Loans
Interest income
Interest expense
Net interest income
Impairment
Other income		24,129			60,293
Other operating expenses		1			1,952
Net income (loss)		24,128			58,341
Investments		192,498			192,498
Cash and cash equivalents
Other assets
Total assets		192,498			192,498
Debt
Other liabilities
Total liabilities
GAAP book value		192,498			192,498
Investments in equity method investees at fair value		192,498			192,498
Corporate
Interest income		4			42
Interest expense
Net interest income		4			42
Change in fair value of investments in excess mortgage servicing rights
Impairment
Other income (loss)
Other income
Other operating expenses	104	11,305		1,009	19,702		1,955	3,782
Net income (loss)	(104)	(11,301)		(1,009)	(19,660)		(1,955)	(3,782)
Investments
Cash and cash equivalents		172,203			172,203
Other assets		720			720
Total assets		172,923			172,923
Debt
Other liabilities		53,440			53,440
Total liabilities		53,440			53,440
GAAP book value		119,483			119,483
Investments in equity method investees at fair value

[1]	(A) Represents our historical consolidated statement of income for the nine months ended September 30, 2013 and year ended December 31, 2012.
[2]	(A) Represents our historical consolidated balance sheet at September 30, 2013.